RESTRUCTURING (Tables)	3 Months Ended	12 Months Ended
	Mar. 01, 2015	Nov. 30, 2014
Restructuring and Related Activities [Abstract]
Components of Charges Included in Restructuring, net

The table below summarizes the components of charges included in “Restructuring, net” in the Company’s consolidated statements of income:

	Three Months Ended
	March 1, 2015	February 23, 2014
	(Dollars in thousands)
Restructuring, net:
Severance and employee-related benefits(1)	$5,320	$51,321
Adjustments to severance and employee-related benefits	(1,249)	—
Lease and other contract termination costs	—	—
Other(2)	414	5,657
Adjustments to other	(482)	—
Noncash pension and postretirement curtailment losses, net(3)	335	957

Total	$4,338	$57,935

(1)	Severance and employee-related benefits relate to items such as severance, based on separation benefits provided by Company policy or statutory benefit plans, out-placement services and career counseling for employees affected by the global productivity initiative.
(2)	Other restructuring costs are expensed as incurred and primarily relate to consulting fees and legal expenses associated with the execution of the restructuring initiative.
(3)	Noncash pension and postretirement curtailment gains or losses resulting from the global productivity initiative are included in restructuring charges, with the associated liabilities included in “Pension liability” and “Postretirement medical benefits” in the Company’s consolidated balance sheets.

The table below summarizes the components of charges included in “Restructuring, net” in the Company’s consolidated statements of income:

	Year Ended
	November 30, 2014	November 24, 2013
	(Dollars in thousands)
Restructuring, net:
Severance and employee-related benefits(1)	$104,398	$—
Adjustments to severance and employee-related benefits	(5,697)	—
Lease and other contract termination costs	—	—
Other(2)	25,027	—
Adjustments to other	1,350	—
Noncash pension and postretirement curtailment losses, net(3)	3,347	—

Total	$128,425	$—

(1)	Severance and employee-related benefits relate to items such as severance, based on separation benefits provided by Company policy or statutory benefit plans, out-placement services and career counseling for employees affected by the global productivity initiative.
(2)	Other restructuring costs are expensed as incurred and primarily relate to consulting fees and legal expenses associated with the execution of the restructuring initiative.
(3)	Noncash pension and postretirement curtailment gains or losses resulting from the global productivity initiative are included in restructuring charges, with the associated liabilities included in “Pension liability” and “Postretirement medical benefits” in the Company’s consolidated balance sheets.

Restructuring Liability Rollforward

The following table summarizes the activities associated with restructuring liabilities for the three months ended March 1, 2015. In the table below, “Charges” represents the initial charge related to the restructuring activity. “Adjustments” includes revisions of estimates related to severance, employee-related benefits, lease and other contract termination costs, and other restructuring costs. “Payments” consists of cash payments for severance, employee-related benefits, lease and other contract termination costs, and other restructuring costs.

	Three Months Ended March 1, 2015
	Liabilities November 30, 2014	Charges	Adjustments	Payments	Foreign Currency Fluctuation	Liabilities March 1, 2015
	(Dollars in thousands)
Severance and employee-related benefits	$56,963	$5,320	$(1,249)	$(13,681)	$(3,738)	$43,615
Lease and other contract termination costs	—	—	—	—	—	—
Other	6,400	414	(482)	(6,331)	—	1

Total	$63,363	$5,734	$(1,731)	$(20,012)	$(3,738)	$43,616

Current portion	$57,817					$42,596
Long-term portion	5,546					1,020

Total	$63,363					$43,616

	Three Months Ended February 23, 2014
	Liabilities November 24, 2013	Charges	Adjustments	Payments	Foreign Currency Fluctuation	Liabilities February 23, 2014
	(Dollars in thousands)
Severance and employee-related benefits	$—	$51,321	$—	$—	$—	$51,321
Lease and other contract termination costs	—	—	—	—	—	—
Other	—	5,657	—	—	—	5,657

Total	$—	$56,978	$—	$—	$—	$56,978

Current portion	$—					$56,978
Long-term portion	—					—

Total	$—					$56,978

The following table summarizes the activities associated with restructuring liabilities for the year ended November 30, 2014. In the table below, “Charges” represents the initial charge related to the restructuring activity. “Adjustments” includes revisions of estimates related to severance, employee-related benefits, lease and other contract termination costs, and other restructuring costs. “Payments” consists of cash payments for severance, employee-related benefits, lease and other contract termination costs, and other restructuring costs.

	Year Ended November 30, 2014
	Liabilities November 24, 2013	Charges	Adjustments	Payments	Foreign Currency Fluctuation	Liabilities November 30, 2014
	(Dollars in thousands)
Severance and employee-related benefits	$—	$104,398	$(5,697)	$(38,527)	$(3,211)	$56,963
Lease and other contract termination costs	—	—	—	—	—	—
Other	—	25,027	1,350	(19,977)	—	6,400

Total	$—	$129,425	$(4,347)	$(58,504)	$(3,211)	$63,363

Current portion	$—					$57,817
Long-term portion	—					5,546

Total	$—					$63,363